Starwood Mortgage Residential Trust 2021-1 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 3/2/2021 2:44:14 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Borrowers	20	110	18.18%	325
# of Units	1	246	0.41%	325
Amortization Term	1	133	0.75%	325
Amortization Type	0	176	0.00%	325
Borrower Citizenship	19	110	17.27%	325
Borrower First Name	19	159	11.95%	325
Borrower Last Name	23	202	11.39%	325
Borrower Qualifying FICO	64	89	71.91%	325
Borrower Total Income	12	13	92.31%	325
City	4	272	1.47%	325
Coborrower Citizenship	78	110	70.91%	325
Coborrower First Name	14	18	77.78%	325
Coborrower Last Name	14	18	77.78%	325
Coborrower Qualifying FICO	1	15	6.67%	325
Coborrower Total Income	1	1	100.00%	325
Contract Sales Price	54	220	24.55%	325
Debt Service Coverage Ratio	67	97	69.07%	325
Doc Type	37	116	31.90%	325
First Payment Date	0	133	0.00%	325
Foreclosure Months	1	1	100.00%	325
Guideline Name	109	110	99.09%	325
Index Type	0	66	0.00%	325
Interest Only	11	23	47.83%	325
Interest Only Period	0	42	0.00%	325
Interest Rate Initial Floor	64	66	96.97%	325
Interest Rate Life Max	66	66	100.00%	325
Investor: Qualifying Total Debt Ratio	16	41	39.02%	325
Lien Position	0	23	0.00%	325
LTV Valuation Value	8	315	2.54%	325
Margin	41	222	18.47%	325
Maturity Date	1	23	4.35%	325
Mortgage Type	0	26	0.00%	325
Occupancy	0	315	0.00%	325
Original CLTV	0	49	0.00%	325
Original Interest Rate	3	315	0.95%	325
Original Loan Amount	80	315	25.40%	325
Original LTV	78	315	24.76%	325
Original P&I	1	23	4.35%	325
Original Term	83	246	33.74%	325
Originator Loan Designation	0	13	0.00%	325
Prepayment Penalty	0	26	0.00%	325
Prepayment Penalty Period (months)	0	2	0.00%	325
Property Type	30	272	11.03%	325
Purpose	0	315	0.00%	325
Refi Purpose	30	156	19.23%	325
Representative FICO	20	315	6.35%	325
State	0	315	0.00%	325
Street	1	159	0.63%	325
Total Cash-out	49	67	73.13%	325
Total Income	4	13	30.77%	325
Zip	2	202	0.99%	325
Total	1,127	6,695	18.18%	325